LEASES - Future Minimum Lease Payments to be Made (Details) - USD ($) $ in Millions	Feb. 29, 2020	Feb. 23, 2019
Operating Leases
2020	$ 891.8
2021	926.8
2022	868.2
2023	797.8
2024	706.6
Thereafter	4,968.2
Total future minimum obligations	9,159.4
Less interest	(3,193.5)
Present value of net future minimum lease obligations	5,965.9
Less current portion	(563.1)
Long-term obligations	5,402.8
Finance Leases
2020	136.2
2021	136.7
2022	125.4
2023	116.0
2024	96.4
Thereafter	423.3
Total future minimum obligations	1,034.0
Less interest	(367.3)
Present value of net future minimum lease obligations	666.7
Less current portion	(83.4)
Long-term obligations	$ 583.3
Operating Leases
2019		$ 879.7
2020		840.5
2021		783.2
2022		723.6
2023		651.0
Thereafter		4,338.6
Total future minimum obligations		8,216.6
Capital Leases
2019		170.5
2020		151.3
2021		134.9
2022		123.1
2023		114.1
Thereafter		509.1
Total future minimum obligations		1,203.0
Less interest		(440.7)
Present value of net future minimum lease obligations		762.3
Less current portion		(97.3)
Long-term obligations		$ 665.0